Note 14 - Goodwill - Changes in the Period (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Goodwill balance	R$ 34,276.2	R$ 31,401.9
Effect of movements in foreign exchange	16.1	1,224.8
Effect of application of IAS 29 (hyperinflation)	691.2	1,686.5
Acquisition, (write-off) and disposal through business combinations	26.4	(37.0)
Goodwill balance	R$ 35,009.9	R$ 34,276.2